Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of accrued expenses and other liabilities [Abstract]
Vacation, convalescence and bonus accruals	$ 253	$ 318
Employees and payroll related	265	274
Short term operating lease liabilities	123	123
Accrued expenses and other	1,320	1,470
Accrued expenses and other liabilities, Total	$ 1,961	$ 2,185